                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-11

Check here if Amendment [ ]; Amendment Number:_________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      St. Denis J. Villere & Co., LLC
Address:   601 Poydras Street, Suite 1808
           New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   George V. Young
Title:  LLC Member
Phone:  (504) 525-0808

Signature, Place, and Date of Signing:

/s/ George V. Young             New Orleans, LA               4-15-11
-------------------             ---------------            -------------
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      13F File Number     Name

      28-___________      ___________________________
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1
                                                -----------
Form 13F Information Table Entry Total:                  64
                                                -----------
Form 13F Information Table Value Total:         $   989,056
                                                -----------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       13F File Number      Name

____      28-___________       ____________________
[Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                              13F March 31, 2011

         COLUMN 1               COLUMN 2      COLUMN 3         COLUMN 4       COLUMN 5 COLUMN 6   COLUMN 7      Column 8
---------------------------- --------------- ----------- -------------------- -------- ---------  -------- -------------------
                                                                                                            Voting Authority
                                                                                                           -------------------
                                                          VALUE   SHRS OR PRN SH/ PUT/ INVESTMENT  OTHER
      NAME OF ISSUER         TITLE OF CLASS     CUSIP    (X 1,000)    AMT     PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- --------------- ----------- -------- ----------- --- ---- ---------- -------- ---- --------- ----
3-D SYS CORP DEL             COM NEW         88554D 20 5  113,226  2,333,111  Sh         OTHER                  2,333,111
LUMINEX CORP DEL             COM             55027E 10 2   64,083  3,415,952  Sh         OTHER                  3,415,952
SANDRIDGE ENERGY INC         COM             80007P 30 7   58,757  4,590,400  Sh         OTHER                  4,590,400
POOL CORPORATION             COM             73278L 10 5   46,693  1,936,686  Sh         OTHER                  1,936,686
BE AEROSPACE INC             COM             073302 10 1   44,933  1,264,650  Sh         OTHER                  1,264,650
VISA INC                     COM CL A        92826C 83 9   44,843    609,110  Sh         OTHER                    609,110
EPIQ SYS INC                 COM             26882D 10 9   41,156  2,866,044  Sh         OTHER                  2,866,044
PIONEER NAT RES CO           COM             723787 10 7   40,537    397,730  Sh         OTHER                    397,730
ABBOTT LABS                  COM             002824 10 0   38,701    789,003  Sh         OTHER                    789,003
SMUCKER J M CO               COM NEW         832696 40 5   38,439    538,442  Sh         OTHER                    538,442
FEDEX CORP                   COM             31428X 10 6   38,003    406,235  Sh         OTHER                    406,235
O REILLY AUTOMOTIVE INC NEW  COM             67103H 10 7   36,976    643,500  Sh         OTHER                    643,500
IBERIABANK CORP              COM             450828 10 8   36,000    598,700  Sh         OTHER                    598,700
EURONET WORLDWIDE INC        COM             298736 10 9   33,971  1,757,440  Sh         OTHER                  1,757,440
CARTER INC                   COM             146229 10 9   33,718  1,177,700  Sh         OTHER                  1,177,700
NIC INC                      COM             62914B 10 0   33,223  2,666,400  Sh         OTHER                  2,666,400
VARIAN MED SYS INC           COM             92220P 10 5   29,447    435,350  Sh         OTHER                    435,350
CULLEN FROST BANKERS INC     COM             229899 10 9   27,704    469,400  Sh         OTHER                    469,400
ION GEOPHYSICAL CORP         COM             462044 10 8   27,143  2,138,950  Sh         OTHER                  2,138,950
SCHLUMBERGER LTD             COM             806857 10 8   21,206    227,390  Sh         OTHER                    227,390
SUPERIOR ENERGY SVCS INC     COM             868157 10 8   21,103    514,700  Sh         OTHER                    514,700
BANK OF AMERICA CORPORATION  COM             060505 10 4   16,235  1,217,932  Sh         OTHER                  1,217,932
BANK OF AMERICA CORPORATION  7.25% CNV PDF L 060505 68 2   11,677     11,550  Sh         OTHER                     11,550
MCDONALDS CORP               COM             580135 10 1    8,533    112,150  Sh         OTHER                    112,150
SOUTHWESTERN ENERGY CO       COM             845467 10 9    7,341    170,850  Sh         OTHER                    170,850
TRIANGLE PETE CORP           COM NEW         89600B 20 1    7,273    876,250  Sh         OTHER                    876,250
JOHNSON & JOHNSON            COM             478160 10 4    6,636    112,005  Sh         OTHER                    112,005
CERNER CORP                  COM             156782 10 4    6,088     54,750  Sh         OTHER                     54,750
GOLDMAN SACHS GROUP INC      COM             38141G 10 4    5,170     32,600  Sh         OTHER                     32,600
JPMORGAN CHASE & CO          COM             46625H 10 0    4,917    106,663  Sh         OTHER                    106,663
EXXON MOBIL CORP             COM             30231G 10 2    4,705     55,922  Sh         OTHER                     55,922
CLECO CORP NEW               COM             12561W 10 5    4,341    126,600  Sh         OTHER                    126,600
FLOWERS FOODS INC            COM             343498 10 1    4,215    154,800  Sh         OTHER                    154,800
VERIZON COMMUNICATIONS INC   COM             92343V 10 4    3,999    103,762  Sh         OTHER                    103,762
MICROSOFT CORP               COM             594918 10 4    3,465    136,480  Sh         OTHER                    136,480

                          St. Denis J. Villere Co., LLC
                               13F March 31, 2011

COCA COLA CO                 COM             191216 10 0    3,434     51,763  Sh         OTHER                     51,763
WESTAR ENERGY INC            COM             95709T 10 0    3,292    124,600  Sh         OTHER                    124,600
PROCTER & GAMBLE CO          COM             742718 10 9    3,199     51,925  Sh         OTHER                     51,925
CHEVRON CORP NEW             COM             166764 10 0    2,018     18,773  Sh         OTHER                     18,773
GULF ISLAND FABRICATION INC  COM             402307 10 2    1,763     54,800  Sh         OTHER                     54,800
AT&T INC                     COM             00206R 10 2    1,657     54,136  Sh         OTHER                     54,136
COLGATE PALMOLIVE CO         COM             194162 10 3      868     10,744  Sh         OTHER                     10,744
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259 20 6      862     11,828  Sh         OTHER                     11,828
HEWLETT PACKARD CO           COM             428236 10 3      806     19,664  Sh         OTHER                     19,664
SCOTTS MIRACLE GRO CO        CL A            810186 10 6      631     10,900  Sh         OTHER                     10,900
CATERPILLAR INC DEL          COM             149123 10 1      618      5,550  Sh         OTHER                      5,550
INTERNATIONAL BUSINESS MACHS COM             459200 10 1      498      3,055  Sh         OTHER                      3,055
AFLAC INC                    COM             001055 10 2      493      9,350  Sh         OTHER                      9,350
PHI INC                      COM VTG         69336T 10 6      402     17,735  Sh         OTHER                     17,735
ALLSTATE CORP                COM             020002 10 1      381     12,000  Sh         OTHER                     12,000
3M CO                        COM             88579Y 10 1      374      4,000  Sh         OTHER                      4,000
NORFOLK SOUTHERN CORP        COM             655844 10 8      338      4,880  Sh         OTHER                      4,880
TRAVELERS COMPANIES INC      COM             89417E 10 9      315      5,300  Sh         OTHER                      5,300
SOUTHERN CO                  COM             842587 10 7      286      7,500  Sh         OTHER                      7,500
BRISTOL MYERS SQUIBB CO      COM             110122 10 8      283     10,700  Sh         OTHER                     10,700
MURPHY OIL CORP              COM             626717 10 2      270      3,684  Sh         OTHER                      3,684
GOLD RESOURCE CORP           COM             38068T 10 5      266     10,000  Sh         OTHER                     10,000
AMERICAN EXPRESS CO          COM             025816 10 9      258      5,700  Sh         OTHER                      5,700
MORGAN STANLEY               COM NEW         617446 44 8      243      8,882  Sh         OTHER                      8,882
DU PONT EI DE NEMOURS & CO   COM             263534 10 9      224      4,080  Sh         OTHER                      4,080
GENERAL ELECTRIC CO          COM             369604 10 3      222     11,048  Sh         OTHER                     11,048
HOME DEPOT INC               COM             437076 10 2      213      5,750  Sh         OTHER                      5,750
FREEPORT-MCMORAN COPPER & GO COM             35671D 85 7      202      3,634  Sh         OTHER                      3,634
WHITNEY HLDG CORP            COM             966612 10 3      183     13,437  Sh         OTHER                     13,437
                                                          989,056